Consolidated Statements of Changes in Shareholders’ Equity — Unaudited - USD ($) $ in Thousands		Class A Common Stock	Class B Common Stock	Common Stock Shares of Common Stock Outstanding	Common Stock		Additional Paid in Capital		Accumulated Deficit		Total
Balance (as restated) at Jan. 01, 2019		$ 193	$ 423						$ 4,999,384		$ 5,000,000
Balance (as restated) (in Shares) at Jan. 01, 2019		1,930,693	4,232,222
Change in shares of Class A common stock subject to redemption		$ (42)							(4,273,453)		(4,273,495)
Change in shares of Class A common stock subject to redemption (in Shares)		(423,118)
Net income (loss)									4,273,495		4,273,495
Balance (as restated) at Dec. 31, 2019		$ 151	$ 423						4,999,426		5,000,000
Balance (as restated) (in Shares) at Dec. 31, 2019		1,507,575	4,232,222
Balance at Dec. 31, 2019					$ 1	[1]	62,164	[1]	(27,535)	[1]	34,630
Balance (in Shares) at Dec. 31, 2019	[1]			6,123,432
Net income (loss)									(4,534)		(4,534)
Capital contribution from Customers Bank							864				864
Balance at Mar. 31, 2020					1		63,028		(32,069)		30,960
Balance (in Shares) at Mar. 31, 2020				6,123,432
Balance at Dec. 31, 2019					1	[1]	62,164	[1]	(27,535)	[1]	34,630
Balance (in Shares) at Dec. 31, 2019	[1]			6,123,432
Balance (as restated) at Dec. 31, 2019		$ 151	$ 423						4,999,426		5,000,000
Balance (as restated) (in Shares) at Dec. 31, 2019		1,507,575	4,232,222
Reclassification from Temporary Equity to APIC		$ 1,276					128,972,698				128,973,974
Redemption of Class A common stock		$ (1,427)					(148,208,645)				(148,210,072)
Redemption of Class A common stock (in Shares)		(14,277,275)
Reclassification from APIC to retained earnings							19,235,947		(19,235,435)		512
Net income (loss)									(69,224,745)		(69,224,745)
Balance (as restated) at Dec. 31, 2020			$ 423						(83,460,753)		(83,460,330)
Balance (as restated) (in Shares) at Dec. 31, 2020		(12,769,700)	4,232,222
Balance at Dec. 31, 2020					1	[1]	64,017	[1]	(39,328)	[1]	24,690
Balance (in Shares) at Dec. 31, 2020	[1]			6,123,432
Net income (loss)									18,889		18,889
Valuation of private warrants							(30,839)				(30,839)
Recapitalization transaction							16,148				16,148
Recapitalization transaction (in Shares)				6,076,946
Balance at Mar. 31, 2021					$ 1		$ 49,326		$ (20,439)		$ 28,888
Balance (in Shares) at Mar. 31, 2021				12,200,378

[1]	Retroactively restated in connection with the merger.